Loans and borrowings - Disclosure of Interest-Bearing Loans and Borrowings from Credit Institutions (Details) - EUR (€) € in Thousands	Mar. 31, 2024	Dec. 05, 2023	Mar. 31, 2023
Disclosure of financial liabilities [line items]
Borrowings	€ 588,867		€ 788,836
Current portion	889		61,945
Non-current portion	587,978		726,891
Senior Debt Facility
Disclosure of financial liabilities [line items]
Borrowings	588,000		788,800
Senior Debt Facility | Cost
Disclosure of financial liabilities [line items]
Borrowings	0		630,000
Senior Debt Facility | Capitalized financing fees
Disclosure of financial liabilities [line items]
Borrowings	0		(4,704)
Senior Security Term Loan | Cost
Disclosure of financial liabilities [line items]
Borrowings	610,000		0
Senior Security Term Loan | Capitalized financing fees
Disclosure of financial liabilities [line items]
Borrowings	(23,849)		0
Revolving Credit Facility (RCF)
Disclosure of financial liabilities [line items]
Borrowings		€ 99,000
Revolving Credit Facility (RCF) | Cost
Disclosure of financial liabilities [line items]
Borrowings	0		99,000
Supplemental Liquidity Facility (SLF) | Cost
Disclosure of financial liabilities [line items]
Borrowings	0		61,324
Other bank loans
Disclosure of financial liabilities [line items]
Borrowings	2,716		3,200
Current portion	€ 900		600
Other bank loans | Cost
Disclosure of financial liabilities [line items]
Borrowings			€ 3,216